CONTRACTUAL OBLIGATIONS AND RIGHTS - Contractual obligations (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	$ 1,251.0	$ 1,454.0	$ 1,121.3
Direct issuance costs for borrowings	11.1	13.0	10.9
Borrowing costs capitalized	$ 0.7	$ 5.8	$ 7.5
Number of contracted new buildings	0	1	2
Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	$ 978.0	$ 1,148.4	$ 842.4
Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	144.3	193.5	121.1
Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	26.2	1.1	9.6
Newbuilding installments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations		39.9	100.6
Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	18.4	8.6	4.9
Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	84.1	62.5	42.7
Due within one year
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	256.8	365.3	244.4
Due within one year | Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	119.8	211.7	101.8
Due within one year | Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	34.8	43.4	32.3
Due within one year | Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	3.3	(0.3)	0.2
Due within one year | Newbuilding installments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations		39.9	62.5
Due within one year | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	17.3	8.1	4.9
Due within one year | Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	81.6	62.5	42.7
Due between one and two years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	163.3	168.2	165.7
Due between one and two years | Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	130.0	129.9	101.9
Due between one and two years | Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	30.6	38.6	25.3
Due between one and two years | Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	1.6	(0.8)	0.4
Due between one and two years | Newbuilding installments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations		0.0	38.1
Due between one and two years | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	1.1	0.5	0.0
Due between one and two years | Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations		0.0	0.0
Due between two and three years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	154.4	171.6	123.8
Due between two and three years | Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	127.2	139.3	102.1
Due between two and three years | Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	24.7	33.0	21.1
Due between two and three years | Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	2.5	(0.7)	0.6
Due between two and three years | Newbuilding installments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations		0.0	0.0
Due between two and three years | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations		0.0	0.0
Due between two and three years | Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations		0.0	0.0
Due between three and four years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	206.1	159.5	132.9
Due between three and four years | Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	185.9	134.2	114.4
Due between three and four years | Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	18.0	25.4	17.6
Due between three and four years | Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	2.2	(0.1)	0.9
Due between three and four years | Newbuilding installments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations		0.0	0.0
Due between three and four years | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations		0.0	0.0
Due between three and four years | Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations		0.0	0.0
Due between four and five years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	181.3	199.4	120.7
Due between four and five years | Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	161.7	181.4	106.9
Due between four and five years | Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	14.1	17.8	12.4
Due between four and five years | Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	5.5	0.2	1.4
Due between four and five years | Newbuilding installments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations		0.0	0.0
Due between four and five years | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations		0.0	0.0
Due between four and five years | Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations		0.0	0.0
Due in more than five years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	289.1	390.0	333.8
Due in more than five years | Borrowings
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	253.4	351.9	315.3
Due in more than five years | Interest payments related to scheduled interest fixing
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	22.1	35.3	12.4
Due in more than five years | Estimated variable interest payments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual capital commitments including estimate of variable part	11.1	2.8	6.1
Due in more than five years | Newbuilding installments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations		0.0	0.0
Due in more than five years | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations		0.0	0.0
Due in more than five years | Trade payables and other obligations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	$ 2.5	$ 0.0	$ 0.0